DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 3 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of September 30, 2023 and December 31, 2022:

Schedule of notes payable
	September 30, 2023		December 31, 2022
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$2,736	8.73%	$—	—
Third Party - Insurance Note 2	79,146	8.00%	17,753	6.24%
Third Party - Insurance Note 3	8,045	—	16,094	—
Third Party - Insurance Note 4	47,889	—	40,728	—
Total	$137,816		$74,575

The Company entered into an agreement on December 23, 2022 with its insurance provider by issuing a $26,484 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 8.73% payable in monthly installments of principal and interest totaling $2,755 through October 23, 2023. The balance of Insurance Note 1 as of September 30, 2023 and December 31, 2022 was $2,736 and 0 zero, respectively.

The Company entered into an agreement on April 15, 2022 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $63,766, secured by that policy with an annual interest rate of 6.24% and payable in 11 monthly installments of principal and interest totaling $5,979. The Company entered into an agreement on April 15, 2023 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $142,734, secured by that policy with an annual interest rate of 8.00% and payable in 11 monthly installments of principal and interest totaling $13,501. At September 30, 2023 and December 31, 2022, the balance of Insurance Note 2 was $79,146 and $17,753, respectively.

The Company entered into an agreement on September 15, 2022 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $24,140. The policy was renewed on February 3, 2023 and is payable in 12 monthly installments of $2,012. At September 30, 2023 and December 31, 2022, the balance of Insurance Note 3 was $8,045 and $16,094, respectively.

The Company entered into an agreement on February 3, 2022 with its insurance provider by issuing a note payable for the purchase of an insurance policy in the amount of $242,591 with a down payment paid in the amount of $102,075 in the first quarter of 2022 and ten monthly installments of $20,073. The Company received a refund on September 30, 2022 as a result of the annual audit of the policy resulting in the refund being applied to the outstanding amount of $53,175. The policy renewed on February 3, 2023 and, in connection therewith, the Company issued a new note payable (Insurance Note 4) to the insurer in the amount of $293,520; with a down payment paid in the amount of $125,690 and payable in ten monthly installments of $23,976. At September 30, 2023 and December 31, 2022, the balance of Insurance Note 4 was $47,889 and $40,728, respectively.

Equipment Financing

The Company entered into an agreement on May 22, 2020 with an equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At September 30, 2023 and December 31, 2022, the aggregate balance of this note was 0 zero and $22,851, respectively.

NOTE 7 – DEBT

Notes Payable – Insurance Premium Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

Schedule of notes payable financing agreements
	December 31, 2022		December 31, 2021
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$—	—	$22,266	7.75%
Third Party - Insurance Note 2	17,753	6.24%	12,667	6.24%
Third Party - Insurance Note 3	16,094	—	17,570	—
Third Party - Insurance Note 4	40,728	—	—	—
Total	$74,575		$52,503

The Company entered into an agreement on December 23, 2021 with its insurance provider by issuing a $22,266 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,104 through November 23, 2022. The balance of Insurance Note 1 as of December 31, 2022 and December 31, 2021 was zero and $22,266, respectively.

The Company entered into an agreement on April 15, 2021 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $62,041, secured by that policy with an annual interest rate of 6.24% and payable in 10 monthly installments of principal and interest totaling $6,383. The policy renewed on April 15, 2022 and, in connection therewith, the Company issued a new note payable to the insurer on April 15, 2022 in the amount $63,766 secured by that policy with an annual interest rate of 6.24% and payable in 11 monthly installments of principal and interest totaling $5,979. At December 31, 2022 and December 31, 2021, the balance of Insurance Note 2 was $17,753 and $12,667, respectively.

The Company entered into an agreement on September 15, 2021, with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $19,965 and payable in 10 monthly installments of $1,997. The policy renewed on September 23, 2022 and, in connection therewith, the Company issued a new note payable to the insurer on September 23, 2022 in the amount $24,140 secured by that policy and payable in 12 monthly installments of principal totaling $2,012. At December 31, 2022 and December 31, 2021, the balance of Insurance Note 3 was $16,094 and $17,570, respectively.

The Company entered into an agreement on February 3, 2021 with its insurance provider by issuing a note payable (Insurance Note 4) for the purchase of an insurance policy in the amount of $215,654 with a down payment paid in the amount of $37,000 on April 6, 2021 and ten monthly installments of $17,899. The Company received a refund on October 5, 2021 for the annual audit of the policy resulting in the refund being applied to the outstanding amount of $35,787. The policy renewed on February 3, 2022 and, in connection therewith, the Company issued a new note payable to the insurer in the amount of $242,591 with a down payment paid in the amount of $41,854 and payable in ten monthly installments of $20,074. At December 31, 2022 and December 31, 2021, the balance of Insurance Note 4 was $40,728 and zero, 0 respectively.

Equipment Financing

The Company entered into an agreement on August 26, 2019 with an equipment financing company by issuing a $147,899 note secured by the equipment being financed, with an annual interest rate of 12.72% and payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022. The Company entered into an additional agreement on May 22, 2020 with the same equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At December 31, 2022 and December 31, 2021, the aggregate balance of these notes was $22,851 and $103,186, respectively.

At December 31, 2022, future minimum lease payments due under the equipment financing is as follows:

Schedule of future minimum lease payments under finance lease
Calendar year:
Amount
2023	23,515
Total minimum equipment financing payments	$23,515
Less: interest	(664)
Total equipment financing at December 31, 2022	$22,851
Less: current portion of equipment financing	(22,851)
Long-term portion of equipment financing	$—

Notes Payable – PPP Loan

On April 23, 2020, the Company entered into a promissory note (the “Note”) with BBVA USA, which provided for a loan in the amount of $1,410,270 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan had a two-year term and an interest at a rate of 1.00% per annum (APR 1.014%). Monthly principal and interest payments were deferred for seven months after the date of disbursement and was extended an additional six months from the date of disbursement. The Loan could be prepaid at any time prior to maturity with no prepayment penalties. The Company applied for the PPP loan forgiveness and was granted forgiveness on February 1, 2021. The balance of the loan forgiveness associated with PPP was recognized in the Income Statement in “Other Income, net” during 2021. At December 31, 2022 and December 31, 2021, the loan balance was zero 0 and zero, 0 respectively.